Financial Instruments - Pre Tax Gains losses on Consolidated Statements of Operation (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (Effective Portion)	$ 16	$ (88)	$ (103)	$ (129)
Interest rate derivatives-accumulated other comprehensive (Effective Portion)	(21)	1	(25)	2
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(4)	(9)		1
Gains/(losses) on hedged items	4	9		(1)
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (Effective Portion)	(2)	(12)	(5)	(5)
Sales Revenue, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	(9)	8	(13)	12
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	(73)	37	(124)	50
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	(2)	(12)	(28)	(12)
Not Designated as Hedges
Non Designated as Hedges, Foreign exchange contracts	$ (16)	$ (34)	$ 4	$ (31)